Vessels, net - Consolidated Statement of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Vessels, net [Abstract]
Vessels depreciation	$ 4,578	$ 4,578	$ 4,831
Depreciation on office furniture and equipment	31	23	23
Depreciation of right of use asset	112	0	0
Total	$ 4,721	$ 4,601	$ 4,854